Schedule of Investments(a)
Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)
June 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.69%
Air Freight & Logistics-0.74%
ZTO Express Cayman, Inc., ADR (China)	56,273	$1,707,886
Automobiles-4.21%
NIO, Inc., ADR (China)(b)	162,356	8,637,339
Tata Motors Ltd., ADR (India)(b)	45,130	1,028,062
		9,665,401
Banks-11.90%
Banco Bradesco S.A., ADR (Brazil)	578,077	2,965,535
HDFC Bank Ltd., ADR (India)(b)	152,247	11,132,301
ICICI Bank Ltd., ADR (India)(b)	305,231	5,219,450
Itau Unibanco Holding S.A., ADR (Brazil)	577,760	3,472,338
KB Financial Group, Inc., ADR (South Korea)	46,601	2,297,429
Shinhan Financial Group Co. Ltd., ADR (South Korea)	61,593	2,208,109
		27,295,162
Beverages-1.60%
Ambev S.A., ADR (Brazil)	525,436	1,807,500
Fomento Economico Mexicano, S.A.B. de C.V., ADR (Mexico)	22,160	1,872,741
		3,680,241
Biotechnology-1.38%
BeiGene Ltd., ADR (China)(b)	4,706	1,615,052
Zai Lab Ltd., ADR (China)(b)	8,762	1,550,787
		3,165,839
Chemicals-0.46%
Sasol Ltd., ADR (South Africa)(b)	68,872	1,055,808
Construction Materials-0.66%
Cemex S.A.B. de C.V., ADR (Mexico)(b)	180,481	1,516,040
Diversified Consumer Services-1.17%
New Oriental Education & Technology Group, Inc., ADR (China)(b)	179,857	1,473,029
TAL Education Group, ADR (China)(b)	47,632	1,201,755
		2,674,784
Diversified Telecommunication Services-1.34%
Chunghwa Telecom Co. Ltd., ADR (Taiwan)	45,320	1,842,711
PT Telekom Indonesia (Persero) Tbk, ADR (Indonesia)	56,693	1,228,538
		3,071,249
Entertainment-3.78%
Bilibili, Inc., ADR (China)(b)	25,903	3,156,022
NetEase, Inc., ADR (China)	47,786	5,507,336
		8,663,358
Hotels, Restaurants & Leisure-0.40%
Huazhu Group Ltd., ADR (China)(b)	17,409	919,369
Insurance-0.77%
China Life Insurance Co. Ltd., ADR (China)	177,439	1,765,518
Interactive Media & Services-2.89%
Baidu, Inc., ADR (China)(b)	32,508	6,628,381
Internet & Direct Marketing Retail-27.70%
Alibaba Group Holding Ltd., ADR (China)(b)	206,318	46,788,796
	Shares	Value
Internet & Direct Marketing Retail-(continued)
JD.com, Inc., ADR (China)(b)	106,999	$8,539,590
Pinduoduo, Inc., ADR (China)(b)	41,840	5,314,517
Trip.com Group Ltd., ADR (China)(b)	55,049	1,952,037
Vipshop Holdings Ltd., ADR (China)(b)	47,259	948,961
		63,543,901
IT Services-5.08%
GDS Holdings Ltd., ADR (China)(b)	13,617	1,068,798
Infosys Ltd., ADR (India)	436,884	9,257,572
Wipro Ltd., ADR (India)	169,849	1,326,521
		11,652,891
Metals & Mining-6.77%
AngloGold Ashanti Ltd., ADR (Tanzania)	49,751	924,374
Gold Fields Ltd., ADR (South Africa)	105,822	941,816
POSCO, ADR (South Korea)	38,254	2,936,759
Sibanye Stillwater Ltd., ADR (South Africa)	82,794	1,385,144
Vale S.A., ADR (Brazil)	409,537	9,341,539
		15,529,632
Oil, Gas & Consumable Fuels-3.81%
China Petroleum & Chemical Corp., ADR (China)	30,419	1,551,673
PetroChina Co. Ltd., ADR (China)	25,156	1,233,399
Petroleo Brasileiro S.A., ADR (Brazil)	221,837	2,713,066
Petroleo Brasileiro S.A., ADR, Preference Shares (Brazil)	273,847	3,234,133
		8,732,271
Paper & Forest Products-0.44%
Suzano S.A., ADR (Brazil)(b)	84,396	1,016,128
Personal Products-0.50%
Natura & Co. Holding S.A., ADR (Brazil)(b)	50,061	1,135,884
Pharmaceuticals-0.46%
Dr. Reddy’s Laboratories Ltd., ADR (India)	14,473	1,063,910
Real Estate Management & Development-0.40%
KE Holdings, Inc., ADR (China)(b)	19,079	909,687
Semiconductors & Semiconductor Equipment-21.80%
ASE Technology Holding Co. Ltd., ADR (Taiwan)	203,639	1,639,294
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	380,929	45,772,428
United Microelectronics Corp., ADR (Taiwan)	275,475	2,603,239
		50,014,961
Wireless Telecommunication Services-1.43%
America Movil S.A.B. de C.V., Class L, ADR (Mexico)	139,987	2,099,805
SK Telecom Co. Ltd., ADR (South Korea)	37,889	1,190,093
		3,289,898
TOTAL INVESTMENTS IN SECURITIES-99.69% (Cost $190,628,861)		228,698,199
OTHER ASSETS LESS LIABILITIES-0.31%		703,544
NET ASSETS-100.00%		$229,401,743

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
June 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of June 30, 2021, all of the securities in the Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.